UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21791

Name of Fund: Global Income & Currency Fund Inc. (GCF)

Fund Address: 4 World Financial Center, 6th Floor, New York, New York 10080.

Name and address of agent for service: Justin C. Ferri, Chief Executive Officer, Global Income & Currency Fund

            Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant’s telephone number, including area code: (877) 449-4742

Date of fiscal year end: 12/31/2010

Date of reporting period: 03/31/2010

Item 1 – Schedule of Investments

Global Income & Currency Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

	Short-Term Securities	Face Amount	Value
	Foreign Commercial Paper** - 15.2%
Turkey - 15.1%	Turkey Government Bond, 10.65%, 4/14/10	TRY 22,676,000	$14,901,692
	Total Short-Term Securities in Turkey		14,901,692

Short-Term Securities	Maturity Date	Discount Rate	Face Amount
United States - 85.7%
U.S. Government & Agency Obligations** - 82.2%
Fannie Mae Discount Notes	9/03/10	1.62%	USD 2,000,000	1,997,934
Fannie Mae Discount Notes	10/01/10	0.26%	10,000,000	9,985,770
Fannie Mae Discount Notes	12/01/10	0.39%	4,000,000	3,991,052
Federal Home Loan Banks	4/19/10	0.36%	2,500,000	2,499,925
Federal Home Loan Banks	4/23/10	0.13%	4,000,000	3,999,852
Federal Home Loan Banks	4/30/10	0.17%	7,000,000	6,999,664
Federal Home Loan Banks	5/12/10	0.17%	4,500,000	4,499,590
Federal Home Loan Banks	6/02/10	0.18%	2,000,000	1,999,656
Federal Home Loan Banks	6/11/10	0.18%	5,000,000	4,999,015
Federal Home Loan Banks	6/11/10	5.25%	3,000,000	3,029,130
Federal Home Loan Banks	6/18/10	0.15%	5,000,000	4,998,915
Federal Home Loan Banks	8/18/10	0.21%	5,000,000	4,995,945
Federal Home Loan Banks	9/17/10	0.15%	7,000,000	6,992,111
Federal Home Loan Banks	12/01/10	0.32%	3,270,000	3,262,685
Federal Home Loan Banks	1/06/11	0.38%	4,000,000	3,993,756
Freddie Mac	4/12/10	0.15%	3,500,000	3,499,937
Freddie Mac	4/27/10	0.11%	3,000,000	2,999,871
Freddie Mac	6/02/10	0.14%	3,000,000	2,999,484
U.S. Treasury Notes	2/28/11	0.88%	3,000,000	3,012,306
Total U.S. Government & Agency Obligations				80,756,598

		Shares Held
Mutual Funds - 3.5%	AIM Short-Term Investment Trust - Liquid Assets Portfolio - Institutional Class, 0.11% (a)	3,431,244	3,431,244
	Total Short-Term Securities in the United States		84,187,842
	Total Investments (Net Cost - $98,434,828*) - 100.9%		99,089,534
	Liabilities in Excess of Other Assets - (0.9%)		(825,974)

	Net Assets - 100.0%		$98,263,560

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$98,434,828

Gross unrealized appreciation	$663,245
Gross unrealized depreciation	(8,539)

Net unrealized appreciation	$654,706

**	Foreign Commercial Paper and certain U.S. Government & Agency Obligations are traded on a discount basis; the interest rates shown reflect the discounts rates paid at the time of purchase. Other securities bear interest at the rates shown payable at fixed dates or upon maturity. The interest rates shown are the rates in effect at March 31, 2010.

(a)	Represents the current yield as of March 31, 2010.

Global Income & Currency Fund Inc.

Schedule of Investments as of March 31, 2010 (Unaudited)

Forward foreign exchange contracts as of March 31, 2010 were as follows:

Foreign Currency Purchased		Foreign Currency Sold		Settlement Date	Appreciation (Depreciation)
EUR	9,000,000	USD	12,105,000	4/01/10	$50,920
USD	12,127,500	EUR	9,000,000	4/01/10	(28,420)
BRL	23,118,750	USD	12,604,269	4/05/10	382,542
CLP	6,216,875,000	USD	11,819,154	4/05/10	29,445
USD	12,872,355	BRL	23,118,750	4/05/10	(114,456)
USD	11,739,704	CLP	6,216,875,000	4/05/10	(108,894)
HUF	2,346,240,000	USD	12,000,000	4/06/10	(67,264)
NZD	18,000,000	USD	12,444,300	4/06/10	336,912
USD	11,909,848	HUF	2,346,240,000	4/06/10	(22,889)
USD	12,733,200	NZD	18,000,000	4/06/10	(48,012)
GBP	8,000,000	USD	12,080,320	4/08/10	59,029
USD	11,952,000	GBP	8,000,000	4/08/10	(187,349)
USD	15,003,287	TRY	22,676,000	4/14/10	97,852
USD	12,789,469	ZAR	95,655,000	4/23/10	(289,363)
ZAR	95,655,000	USD	13,043,567	4/23/10	35,265
USD	12,500,000	SEK	90,653,250	5/03/10	(55,692)
BRL	23,118,750	USD	12,796,828	5/04/10	111,223
MXN	160,755,000	USD	12,522,005	5/04/10	435,768
USD	10,830,400	CLP	6,216,875,000	5/05/10	(25,381)
HUF	2,346,240,000	USD	11,868,279	5/06/10	18,918
NZD	18,000,000	USD	12,708,000	5/06/10	47,202
USD	12,500,000	JPY	1,160,943,750	5/06/10	79,704
USD	12,105,315	EUR	9,000,000	6/01/10	(51,097)
IDR	109,680,000,000	USD	12,000,000	7/01/10	(159,841)
Total Unrealized Appreciation on Forward Foreign Exchange Contracts - Net					$526,122

Global Income & Currency Fund Inc.

Schedule of Investments as of March 31, 2010 (Unaudited)

Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities		Other Financial Instruments[1]
	Assets		Assets	Liabilities

Level 1	$3,431,244		-	-
Level 2	95,658,290	[2]	$1,684,780	$(1,158,658)
Level 3	-		-	-
Total	$99,089,534		$1,684,780	$(1,158,658)

1 Other financial instruments are forward foreign exchange contracts.

2 See above Schedule of Investments for values in each country.

Currency Abbreviations:

BRL	Brazilian Real	MXN	Mexican New Peso

CLP	Chilean Peso	NZD	New Zealand Dollar

EUR	Euro	SEK	Swedish Krona

GBP	British Pound	TRY	Turkish Lira

HUF	Hungary Forint	USD	U.S. Dollar

IDR	Indonesian Rupiah	ZAR	South African Rand

JPY	Japanese Yen

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Income & Currency Fund Inc.

By:	/s/ Justin C. Ferri
Justin C. Ferri
Chief Executive Officer (principal executive officer) of Global Income & Currency Fund Inc.

Date: May 13, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Justin C. Ferri
Justin C. Ferri
Chief Executive Officer (principal executive officer) of Global Income & Currency Fund Inc.

Date: May 13, 2010

By:	/s/ James E. Hillman
James E. Hillman
Chief Financial Officer (principal financial officer) of Global Income & Currency Fund Inc.

Date: May 13, 2010